PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT
Summary of changes in property, plant and equipment

				Property, plant and
	Land and	Machines, equipment,	Data electronic	equipment under
Cost of the property, plant, and equipment	buildings	and installations	equipment	construction	Other	Total
Balances as of January 1, 2021	9,939,856	34,900,469	922,143	2,254,205	1,078,537	49,095,210
Additions	20,661	159,387	21,595	2,649,417	174,963	3,026,023
Capitalized interest	—	—	—	32,876	—	32,876
Transfers	224,789	1,125,706	48,827	(1,405,597)	6,275	—
Disposals	(41,475)	(383,593)	(2,982)	(19,462)	(87,574)	(535,086)
Loss of control of subsidiary (note 3.4)	(168,222)	(414,955)	(2,545)	(7,143)	(5,367)	(598,232)
Foreign exchange effect	245,005	1,476,437	32,978	116,633	18,088	1,889,141
Balances as of December 31, 2021	10,220,614	36,863,451	1,020,016	3,620,929	1,184,922	52,909,932
Additions	40,825	305,997	25,692	3,688,558	230,801	4,291,873
Capitalized interest	—	—	—	28,431	—	28,431
Transfers	589,875	2,821,673	23,189	(3,477,100)	42,363	—
Disposals	(114,159)	(532,931)	(10,787)	(2,685)	(69,825)	(730,387)
Foreign exchange effect	(306,940)	(819,496)	(35,477)	(143,452)	(14,103)	(1,319,468)
Balances as of December 31, 2022	10,430,215	38,638,694	1,022,633	3,714,681	1,374,158	55,180,381
Additions	93,945	211,267	15,337	5,097,397	265,551	5,683,497
Assets retirement obligation	21,310	—	—	—	—	21,310
Capitalized interest	—	—	—	54,374	—	54,374
Transfers	708,827	2,335,980	96,450	(3,238,470)	97,213	—
Disposals	(33,995)	(344,697)	(5,598)	(2,739)	(18,487)	(405,516)
Foreign exchange effect	(346,911)	(1,761,512)	(41,713)	(108,693)	(15,786)	(2,274,615)
Balances as of December 31, 2023	10,873,391	39,079,732	1,087,109	5,516,550	1,702,649	58,259,431

				Property, plant and
	Land and	Machines, equipment,	Data electronic	equipment under
Accumulated depreciation	buildings	and installations	equipment	construction	Other	Total
Balances as of Januray 1, 2021	(5,144,539)	(25,534,221)	(857,675)	—	(305,860)	(31,842,295)
Depreciation	(383,122)	(1,468,513)	(41,973)	—	(163,803)	(2,057,411)
Transfers	6,693	(1,201)	—	—	(5,492)	—
Disposals	23,046	369,173	2,981	—	86,064	481,264
Loss of control of subsidiary (note 3.4)	84,286	332,312	2,542	—	3,462	422,602
Foreign exchange effect	(126,758)	(1,006,607)	(28,879)	—	(10,062)	(1,172,306)
Balances as of December 31, 2021	(5,540,394)	(27,309,057)	(923,004)	—	(395,691)	(34,168,146)
Depreciation	(440,471)	(1,709,643)	(41,423)	—	(83,150)	(2,274,687)
Transfers	(85)	85	—	—	—	—
Disposals	101,457	509,174	10,720	—	65,228	686,579
Foreign exchange effect	163,071	789,745	34,938	—	10,853	998,607
Balances as of December 31, 2022	(5,716,422)	(27,719,696)	(918,769)	—	(402,760)	(34,757,647)
Depreciation	(542,419)	(1,773,479)	(62,072)	—	(72,227)	(2,450,197)
Transfers	30	(143)	113	—	—	—
Disposals	17,558	307,113	5,597	—	16,736	347,004
Foreign exchange effect	172,016	1,202,584	45,872	—	61,467	1,481,939
Balances as of December 31, 2023	(6,069,237)	(27,983,621)	(929,259)	—	(396,784)	(35,378,901)

Net property, plant and equipment
Balances as of December 31, 2021	4,680,220	9,554,394	97,012	3,620,929	789,231	18,741,786
Balances as of December 31, 2022	4,713,793	10,918,998	103,864	3,714,681	971,398	20,422,734
Balances as of December 31, 2023	4,804,154	11,096,111	157,850	5,516,550	1,305,865	22,880,530

Summary of useful lives of property, plant and equipment

Useful lives of
property,
plant and equipment
Buildings	10 to 33 years
Machines, equipment, and installations	10 to 20 years
Furniture and fixture	5 to 10 years
Vehicles	3 to 5 years
Data electronic equipment	2.5 to 6 years